Cost of sales - Schedule of Cost Sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Cost Sales [Abstract]
Salaries and benefits	$ 407,190	$ 409,905	$ 139,407
Subcontractors	1,063,819	817,531	698,499
Occupancy and office expenses	50,486	31,498	12,762
Other	10,753	54,565	17,575
Depreciation	42,809	35,212	33,763
Cost of sales	$ 1,575,057	$ 1,348,711	$ 902,006